SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2017
Sundance Energy Inc.
Disclosure of subsidiaries [line items]
Percentage owned	100.00%
Sundance Energy Oklahoma, LLC
Disclosure of subsidiaries [line items]
Percentage owned	100.00%
SEA Eagle Ford, LLC
Disclosure of subsidiaries [line items]
Percentage owned	100.00%
Armadillo Eagle Ford Holdings, Inc.
Disclosure of subsidiaries [line items]
Percentage owned	100.00%
Armadillo E&P, Inc.
Disclosure of subsidiaries [line items]
Percentage owned	100.00%
NSE PEL570 LTD
Disclosure of subsidiaries [line items]
Percentage owned	100.00%